Joint ventures and associates (Tables)	6 Months Ended
Sep. 30, 2025
Joint ventures and associates [Abstract]
Schedule of aggregated financial information for group's associates

	30 September	31 March
	2025	2025
	€ m	€ m
Oak Holdings 1 GmbH	5,879	5,943
VodafoneZiggo Group Holdings B.V.	270	330
Other	93	69
Investments in joint ventures	6,242	6,342

Safaricom PLC	480	500
Other	36	50
Investments in associates	516	550

Investments in joint ventures and associates	6,758	6,892

TPG Telecom Limited	(59)	(96)
Share of net liabilities in joint ventures	(59)	(96)